Note 4 - Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note
4.
    Discontinued Operations

During the
fourth
quarter of
2015,
the Company decided to exit the business conducted by Hetnets and curtailed activities in its smaller markets. The remaining network, located in New York City (or “NYC”), was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth
quarter of
2015
and into the
first
quarter of
2016
to sell the NYC network. On
March 9, 2016,
the Company completed a sale and transfer of certain assets pursuant to an asset purchase agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the Wi-Fi access points and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into an agreement under which the Company provides backhaul services to the Buyer. The Agreement is for a three
-year period with
two
one
-year renewals and is cancellable by the Buyer on
sixty
days’ notice. In connection with the Agreement, the Company transferred to the Buyer a net book value of network assets aggregating
$2,660,041
in exchange for the backhaul agreement valued at
$3,837,783.
The backhaul agreement has been recorded as an intangible asset in the accompanying condensed consolidated balance sheets. As a result, during the first
quarter of
2016,
the Company recognized a gain of
$1,177,742
in its discontinued operations.

The Company had determined that it would
not
be able to sell the remaining network locations in New York City. As a result, the Company recognized charges totaling
$1,585,319
in the
first
quarter of
2016
which included
$453,403
representing the estimated cost to settle lease obligations,
$528,364
to write off network assets which could
not
be redeployed into the fixed wireless network,
$110,500
related to security deposits which are
not
expected to be recovered, and
$493,052
related to the accelerated expensing of deferred acquisition costs. These costs were partially offset by a
$1,244,284
reduction in the accrual for terminated lease obligations that was recorded in the fourth
quarter of
2015.
This reduction reflects the outcome of settlements negotiated in the first
quarter of
2016
with certain landlords. The operating results and cash flows for Hetnets have been presented as discontinued operations in these condensed consolidated financial statements for all periods presented

Discontinued Operations

A more detailed presentation of loss from discontinued operations is set forth below. There has been no
allocation of consolidated interest expense to discontinued operations.

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Revenues	$-	$-	$-	$553,302
Operating Expenses:
Infrastructure and access	-	-	-	2,523,222
Depreciation	-	-	-	638,681
Network operations	-	9,364	-	192,947
Customer support	-	-	-	69,804
Sales and marketing	-	-	-	246
General and administrative	-	58,212	-	105,545
Total Operating Expenses	-	67,576	-	3,530,445
Operating Loss	-	(67,576)	-	(2,977,143)
Gain on sale of assets	-	-	-	1,177,742
Net Loss	$-	$(67,576)	$-	$(1,799,401)

The components of the balance sheet accounts presented as discontinued operations were as follows:

	June 30, 2017	December 31, 2016
Assets:
Prepaid expenses and other current assets	-	231,978
Total Current Assets	$-	$231,978

Liabilities:
Accrued expenses - leases	1,088,904	1,240,000
Total Current Liabilities	$1,088,904	$1,240,000

Note
4
-
Discontinued Operations

During the
fourth
quarter of
2015,
the Company determined to exit the business conducted by Hetnets and curtailed activities in its smaller markets. The remaining network, located in New York City (or “NYC”), was the largest and had a lease access contract with a major cable company. As a result, the Company explored opportunities during the fourth
quarter of
2015
and continuing into the
first
quarter of
2016
to sell the NYC network. On
March 9, 2016,
the Company completed a sale and transfer of certain assets pursuant to an asset purchase agreement (the "Agreement") with a large cable company (the "Buyer"). Under the terms of the Agreement, the Buyer assumed certain rooftop leases and acquired ownership of and the right to operate the Wi-Fi access point and related equipment associated with such leases. The Company retained ownership of all backhaul and related equipment, and the parties entered into an agreement under which the Company provides backhaul services to the Buyer. The Agreement is for a three
-year period with
two
one
-year renewals and is cancellable by the Buyer on
sixty
-day's notice. In connection with the Agreement, the Company transferred to the Buyer a net book value of network assets aggregating
$2,660,041
in exchange for the backhaul agreement valued at
$3,837,783.
The backhaul agreement has been recorded as an intangible asset in the accompanying consolidated balance sheet. As a result, during the first
quarter of
2016,
the Company recognized a gain of
$1,177,742
in its discontinued operations.

The Company has determined that it will
not
be able to sell the remaining network locations in New York City. As a result, the Company recognized charges totaling
$1,585,319
in the
first
quarter of
2016
which included
$453,403
representing the estimated cost to settle lease obligations,
$528,364
to write off network assets which could
not
be redeployed into the fixed wireless network,
$110,500
related to security deposits which are
not
expected to be recovered, and
$493,052
related to the accelerated expensing of deferred acquisition costs. These costs were partially offset by a
$1,244,284
reduction in the accrual for terminated lease obligations that was recorded in the fourth
quarter of
2015.
This reduction reflects the outcome of settlements negotiated in the first
quarter of
2016
with certain landlords. The operating results and cash flows for Hetnets have been reclassified and presented as discontinued operations in these consolidated financial statements for all periods presented.

Operating Results

The operating results and cash flows for Hetnets have been presented as discontinued operating results in these consolidated financial statements of which a more detailed presentation is set forth below. There has been no
allocation of consolidated interest expense to discontinued operations.

	Year Ended December 31,
	2016	2015
Revenues	$553,302	$3,370,181
Operating expenses:
Infrastructure and access	965,596	19,292,571
Depreciation	638,681	4,032,219
Network operations	192,947	793,886
Customer support	69,804	383,155
Sales and marketing	246	145,954
General and administrative	105,545	-
Total operating expenses	1,972,819	24,647,785
Net operating loss	(1,419,517)	(21,277,604)
Gain on sale of assets	1,177,742	-
Net Loss	$(241,775)	$(21,277,604)

Included in Infrastructure and Access expense during the year ended
December 31, 2016
and
2015,
respectively, were
$453,403
and
$3,284,467
representing the estimated cost of terminating the leases associated with the Hetnets business. Accordingly, disbursements associated with such activity during the years ended
December 31, 2016
and
2015
were recorded as reductions to that estimated liability. As of
December 31, 2016
and based upon negotiations, settlements, and experiences through that date, the Company had reduced that remaining estimated liability by
$1,557,626
to
$1,240,000
and reduced expense for Infrastructure and Access for the year ended
December 31, 2016
by the same amount.

The components of the balance sheet accounts presented as discontinued operations were as follows:

	As of December 31,
	2016	2015
Assets:
Accounts receivable, net	$-	$715,993
Prepaid expenses and other current assets	231,978	278,891
Deferred acquisitions costs	-	253,685
Total Current Assets	$231,978	$1,248,569

Liabilities:
Accounts payable	$-	$556,800
Accrued expenses	-	66,101
Accrued expenses - network	1,240,000	3,284,467
Total Current Liabilities	$1,240,000	$3,907,368

Assets Held for Sale

Assets associated with the New York City network were presented as Assets Held for Sale as of
December 31, 2015.
The components of the balance sheet accounts presented as Assets Held for Sale were as follows:

Security deposits		$356,108
Wi-Fi and back-end equipment, net	-	4,958,999
Current assets held for sale		$5,315,107